CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)	$ (5,121)	$ (31,539)	$ (13,770)
Corresponding to Controlling Company
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)	(662)	(28,186)	(11,597)
Corresponding to subsidiaries
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid (*)	$ (4,459)	$ (3,353)	$ (2,173)